HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 97.8%
Airlines: 1.8%
200,000		Frontier Group Holdings, Inc. [1]	$2,054,000
100,000		Hawaiian Holdings, Inc. [1]	1,026,000
			3,080,000
Apparel: 2.0%
200,000		On Holding AG - Class A [1]	3,432,000

Apparel & Shoe Retail: 3.8%
52,500		Boot Barn Holdings, Inc. [1]	3,282,300
140,000		Shoe Carnival, Inc.	3,347,400
			6,629,700
Automobile Retail: 1.2%
12,000		Group 1 Automotive, Inc.	2,164,440

Banks: 6.4%
180,000		Hilltop Holdings, Inc.	5,401,800
45,000		Prosperity Bancshares, Inc.	3,270,600
40,000		Texas Capital BancShares, Inc. [1]	2,412,400
			11,084,800
Building Materials: 4.2%
55,000		Eagle Materials, Inc.	7,306,750

Commercial Services: 3.3%
80,000		Distribution Solutions Group, Inc. [1]	2,948,800
150,000		Toast, Inc. - Class A [1]	2,704,500
			5,653,300
Computers: 1.5%
110,000		NCR Corp. [1]	2,575,100

Electrical Components & Equipment: 2.9%
37,000		Encore Wire Corp.	5,089,720

Electronics: 3.4%
45,000		Avnet, Inc.	1,871,100
180,000		Kimball Electronics, Inc. [1]	4,066,200
			5,937,300
Entertainment: 1.4%
285,500		Cinemark Holdings, Inc. [1]	2,472,430

Food: 5.2%
30,000		Cal-Maine Foods, Inc.	1,633,500
125,000		Sprouts Farmers Market, Inc. [1]	4,046,250
400,000		SunOpta, Inc. [1]	3,376,000
			9,055,750
Healthcare Products: 6.4%
150,000		Bausch + Lomb Corp. [1]	2,326,500
140,000		Inmode Ltd. [1]	4,998,000
80,000		STAAR Surgical Co. [1]	3,883,200
			11,207,700
Home Builders: 3.2%
185,000		Taylor Morrison Home Corp. [1]	5,614,750

Home Furnishings: 4.4%
140,000		Ethan Allen Interiors, Inc.	3,698,800
15,000		RH [1]	4,007,850
			7,706,650
Insurance: 0.7%
35,000		Goosehead Insurance, Inc. - Class A [1]	1,201,900

Internet: 1.8%
140,000		Revolve Group, Inc. - Class A [1]	3,116,400

Iron & Steel: 6.8%
320,000		Cleveland-Cliffs, Inc. [1]	5,155,200
140,000		Commercial Metals Co.	6,762,000
			11,917,200
Leisure Time: 5.0%
35,000		Brunswick Corp.	2,522,800
100,000		Norwegian Cruise Line Holdings Ltd. [1]	1,224,000
200,000		Vista Outdoor, Inc. [1]	4,874,000
			8,620,800
Lodging: 1.6%
50,000		Boyd Gaming Corp.	2,726,500

Oil Companies Exploration & Production: 12.9%
175,000		Matador Resources Co.	10,017,000
350,000		Permian Resources Corp. - Class A	3,290,000
265,000		SM Energy Co.	9,229,950
			22,536,950
Packaging & Containers: 1.6%
125,000		Graphic Packaging Holding Co.	2,781,250

Restaurants: 2.6%
50,000		Texas Roadhouse, Inc.	4,547,500

Semiconductors: 4.1%
45,000		Diodes, Inc. [1]	3,426,300
41,000		Kulicke & Soffa Industries, Inc.	1,814,660
30,000		Silicon Motion Technology Corp. - ADR	1,949,700
			7,190,660
Software: 1.0%
10,000		Digi International, Inc. [1]	365,500
188,572		Upland Software, Inc. [1]	1,344,518
			1,710,018
Sporting Goods: 1.7%
55,000		Academy Sports & Outdoors, Inc.	2,889,700

Telecommunications: 1.1%
155,000		DZS, Inc. [1]	1,965,400

Transportation: 1.1%
30,000		Kirby Corp. [1]	1,930,500

U.S. Royalty Trusts: 4.7%
3,500		Texas Pacific Land Corp.	8,204,805

TOTAL COMMON STOCKS
(Cost $123,729,660)			170,349,973

EXCHANGE -TRADED FUNDS: 1.9%
150,000		Direxion Daily Regional Banks Bull 3x Shares	3,382,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,095,559)			3,382,500

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $127,825,219)			173,732,473
Other Assets in Excess of Liabilities: 0.3%			567,190
TOTAL NET ASSETS: 100.0%			$174,299,663

	ADR - American Depositary Receipt
	[1]	Non-income producing security.

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Hodges Small Cap Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$170,349,973	$-	$-	$170,349,973
Exchange-Traded Funds	3,382,500			3,382,500
Total Investments in Securities	$173,732,473	$-	$-	$173,732,473